Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Activities From Continuing Operations
Net loss	$ (22,938)	$ (17,822)	$ (34,907)	$ (59,292)
Net loss from continuing operations			(34,907)	(59,057)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities from continued operations:
Depreciation and amortization	270	245	498	449
Stock based compensation (as restated)	15,786	8,684	12,089	35,123
Amortization of debt discount on convertible notes			57
Gain on lease settlement				(431)
Asset impairment and disposal			857	1,723
Stock-based payments for services and interest			2,705	2,899
Changes in operating assets and liabilities:
Grant funds receivable	(744)	(10)	(510)	(345)
Prepaids and other	452	(102)	40	311
Deposits and other long-term assets		743	743	450
Accounts payable	197	(1,318)	(4,503)	2,468
Accrued expenses	(88)	284	324	(1,952)
Unearned reservation fees	9	164	223	556
Operating lease assets and liability, net	(75)	(58)	(118)	(1,640)
Net cash used in operating activities from continuing operations	(7,131)	(9,190)	(22,502)	(19,446)
Investing Activities from Continuing Operations
Purchase of property and equipment	(30)	(3,258)	(3,570)	(5,431)
Net cash used in investing activities from continuing operations	(30)	(3,258)	(3,570)	(5,431)
Financing Activities from Continuing Operations
Proceeds from sale of convertible notes			618
Proceeds from sale of common stock	7,667	14,503	23,462	33,103
Proceeds from exercise of stock options			7
Repurchase of shares				(29)
Common stock issuance costs	(596)	(916)	(1,822)	(1,767)
Net cash provided by financing activities from continuing operations	7,071	13,587	22,265	31,307
Cash used by operating activities of discontinued operations				(238)
Increase in cash and cash equivalents	(90)	1,139	(3,807)	6,192
Cash and cash equivalents, beginning of year	13,160	16,967	16,967	10,775
Cash and cash equivalents, end of year	13,070	18,106	13,160	16,967
Supplemental disclosures of cash flow information:
Cash paid for interest	3	1
Cash paid for income taxes			1	2
Non-cash investing and financing activities:
Subscriptions receivable	$ 12	$ (550)	281	814
Common stock repurchased for deconsolidation				(2,310)
Shares issued for conversion of convertible notes payable and accrued interest			$ 703